Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, April 1, 2024 (Pre-Split) at Mar. 31, 2024
Beginning balance, shares at Mar. 31, 2024	19,784
IfrsStatementLineItems [Line Items]
Share-based compensation expense		285			285		285
Net loss for period				(3,016)	(3,016)	(10)	(3,026)
Balance, April 1, 2024 (After 1-for-20 reverse stock split)	$ 219,499	23,841		(239,318)	4,022	(693)	3,329
After 1-for-20 reverse stock split, shares	989
Pre-Funded warrants exercised	$ 1				1		1
Pre-Funded warrants exercised, shares	60
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares	52
Shares issued for accrued bonuses	$ 100				100		100
Shares issued for accrued bonuses, shares	14
Shares issued for restricted stock units, net	$ 6				6		6
Shares issued for restricted stock units, net, shares	1
Ending balance, value at Sep. 30, 2024	$ 219,606	24,126		(242,334)	1,398	(703)	695
Ending balance, shares at Sep. 30, 2024	1,116
Balance, April 1, 2024 (Pre-Split) at Mar. 31, 2025	$ 221,800	23,530		(245,453)	(123)	(704)	(827)
Beginning balance, shares at Mar. 31, 2025	1,653
IfrsStatementLineItems [Line Items]
Share-based compensation expense		1,034			1,034		1,034
Shares issued under private placement, net of share issuance costs and put right liability	$ 14,535				14,535		14,535
Shares issued under private placement, net of share issuance costs and put right liability, shares	3,416
Shares issued relating to the investment in Compedica	$ 5,000				5,000		5,000
Shares issued relating to the investment in Compedica, shares	625
Shares issued related to the ATM agreement	$ 257				257		257
Shares issued related to the ATM agreement, shares	45
Unrealized gain on digital assets			26		26		26
Net loss for period				(11,142)	(11,142)		(11,142)
Ending balance, value at Sep. 30, 2025	$ 241,592	$ 24,564	$ 26	$ (256,595)	$ 9,587	$ (704)	$ 8,883
Ending balance, shares at Sep. 30, 2025	5,739